Nature of business and summary of significant accounting policies (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Nature of business and summary of significant accounting policies
Note 1 - Nature of business and summary of significant accounting policies

Nature of the Business

Better Choice Company Inc. is a growing animal health and wellness company focused on providing pet products and services that help dogs and cats live healthier, happier and longer lives. The Company sells its product offering under the Halo and TruDog brands, which have a long history of providing high quality products to pet parents. The Company believes its portfolio of brands are well-positioned to benefit from the trends of growing pet humanization and an increased consumer focus on health and wellness, and the Company has adopted a laser focused, channel-specific approach to growth that is driven by new product innovation. The Company has a broad portfolio of over 100 active premium and super-premium animal health and wellness products for dogs and cats sold under its Halo, and TruDog brands across multiple forms, including foods, treats, toppers, dental products, chews, grooming products and supplements. The products consist of naturally formulated premium kibble and canned dog and cat food, freeze-dried raw dog food and treats, vegan dog food and treats, oral care products, supplements and grooming aids. The core products sold under the Halo brand are sustainably sourced, derived from real whole meat and no rendered meat meal and include non-genetically modified fruits and vegetables. The core products sold under the TruDog brand are made according to the Company's nutritional philosophy of fresh, meat-based nutrition and minimal processing.

Basis of Presentation

The Company’s condensed consolidated financial statements are prepared in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for interim financial reports and accounting principles generally accepted in the United States ("GAAP"). Results of operations for interim periods may not be representative of results to be expected for the full year.

Certain reclassifications have been made to conform the prior period data to the current presentation. These reclassifications had no material effect on the reported results.

These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes in the Company’s Annual Report for the year ended December 31, 2020, filed with the SEC.

Consolidation

The financial statements are presented on a consolidated basis subsequent to acquisitions and include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. The Company bases its estimates on historical experience and on various other assumptions that the Company believes to be reasonable under the circumstances. On an ongoing basis, the Company evaluates these assumptions, judgments and estimates. Actual results may differ from these estimates.

In the opinion of management, the condensed consolidated financial statements contain all adjustments necessary for a fair statement of the results of operations and comprehensive loss for the periods ended March 31, 2021 and 2020, the financial position as of March 31, 2021 and December 31, 2020 and the cash flows for the periods ended March 31, 2021 and 2020.

Going Concern Considerations

The Company is subject to risks common in the pet wellness consumer market including, but not limited to, dependence on key personnel, competitive forces, successful marketing and sale of its products, the successful protection of its proprietary technologies, ability to grow into new markets, and compliance with government regulations. As of March 31, 2021, the Company has not experienced a significant adverse impact to its business, financial condition or cash flows resulting from the COVID-19 pandemic. However, uncertainties regarding the continued economic impact of COVID-19 are likely to result in sustained market turmoil which could also negatively impact the Company's business, financial condition, and cash flows in the future. The Company has continually incurred losses and has an accumulated deficit. The Company continues to rely on current investors and the public markets to finance these losses through debt and/or equity issuances. These operating losses, working capital deficit and the outstanding debt create substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date these condensed consolidated financial statements are issued.

The Company is implementing plans to achieve cost savings and other strategic objectives to address these conditions. The Company expects cost savings from consolidation of third-party manufacturers, optimizing shipping and warehousing as well as overhead cost reductions. The business is focused on successful completion of capital raises and growing the most profitable channels while reducing investments in areas that are not expected to have long-term benefits. The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and payments of liabilities in the ordinary course of business. Accordingly, the condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount of and classification of liabilities that may result should the Company be unable to continue as a going concern.

Summary of Significant Accounting Policies

For additional information, please refer to our most recently filed Annual Report regarding the Company's summary of significant accounting policies.

New Accounting Standards

Recently adopted

ASU 2020-03 “Codification Improvements to Financial Instruments”

In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-03, Codification Improvement to Financial Instruments. This ASU improves and clarifies various financial instruments topics, including the current expected credit losses standard issued in 2016. The ASU includes seven different issues that describe the areas of improvement and the related amendments to GAAP, intended to make the standards easier to understand and apply by eliminating inconsistencies and providing clarifications. The amendments have different effective dates, some of which were effective for the Company beginning on January 1, 2021. The amendments adopted did not have a material impact on the Company’s condensed consolidated financial statements.

ASU 2019-12 “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This new guidance was effective for the Company beginning on January 1, 2021 and did not have an impact on the Company’s condensed consolidated financial statements.

Issued but not yet adopted

ASU 2016-13 “Financial Instruments – Credit Losses (Topic 326)”

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments - Credit Losses (Topic 326),” a new standard to replace the incurred loss impairment methodology under current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The standard is effective for the Company on January 1, 2023, and early adoption is permitted. The Company is currently evaluating the impact the new standard will have on its consolidated financial statements.
ASU 2020-04 “Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting”

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This ASU provides optional expedient and exceptions for applying generally accepted accounting principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. In response to the concerns about structural risks of interbank offered rates (IBORs) and, particularly, the risk of cessation of the London Interbank Offered Rate (LIBOR), regulators in several jurisdictions around the world have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. The ASU provides companies with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates that are expected to be discontinued. The ASU can be adopted no later than December 1, 2022 with early adoption permitted. The Company is currently evaluating the impact the standard will have on its consolidated financial statements and related disclosures.

ASU 2020-06 "Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40), Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity

In August 2020, FASB issued ASU 2020-06, Debt - Debt with Conversion and other Options (Subtopic 470-20) and Derivatives and Hedging - Accounting for Convertible Instruments and Contracts in an Entity's Own Equity. This ASU reduces the number of accounting models for convertible instruments, amends diluted EPS calculations for convertible instruments, and amends the requirements for a contract (or embedded derivative) that is potentially settled in an entity’s own shares to be classified in equity. This standard is effective for the Company beginning on January 1, 2024 with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

Note 1 – Nature of business and summary of significant accounting policies

Nature of the Business

Better Choice Company Inc. is a growing animal health and wellness company committed to leading the industry shift toward pet products and services that help dogs and cats live healthier, happier and longer lives. The Company sells the majority of its dog food, cat food and treats under the Halo and TruDog brands, which are focused, respectively, on providing sustainably sourced kibble and canned food derived from real whole meat, and minimally processed raw-diet dog food and treats.

On May 6, 2019, the Company completed the reverse acquisition of TruPet LLC (“TruPet”) and Bona Vida Inc. (“Bona Vida”) in a pair of all stock transactions (together referred to as the “May Acquisitions”) through the issuance of shares of common stock. Following the completion of the May Acquisitions, the business conducted by the Company became primarily the businesses conducted by TruPet and Bona Vida. As a result, the consolidated financial statements for the year ended December 31, 2019 are comprised of the results of TruPet for the period between January 1, 2019 and December 31, 2019 and the results of Bona Vida beginning May 6, 2019 through December 31, 2019. The Company completed the acquisition of Halo on December 19, 2019 (see "Note 2 - Acquisitions"). Accordingly, Halo's operations are included in the Company's consolidated financial statements beginning on December 19, 2019.

Basis of Presentation

The Company’s consolidated financial statements are prepared in accordance with the rules and regulations of the U.S. Securities and Exchange Commission for annual financial reports and accounting principles generally accepted in the United States ("GAAP"). Certain reclassifications have been made to conform the prior period data to the current presentation. These reclassifications had no material effect on the reported results.

Consolidation

The financial statements are presented on a consolidated basis subsequent to acquisitions and include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. The Company bases its estimates on historical experience and on various other assumptions that the Company believes to be reasonable under the circumstances. On an ongoing basis, the Company evaluates these assumptions, judgments and estimates. Actual results may differ from these estimates. In the opinion of management, the consolidated financial statements contain all adjustments necessary for a fair statement of the results of operations and comprehensive loss for the years ended December 31, 2020 and 2019, the financial position as of December 31, 2020 and 2019 and the cash flows for the years ended December 31, 2020 and 2019.

Going Concern Considerations

The Company is subject to risks common in the pet wellness consumer market including, but not limited to, dependence on key personnel, competitive forces, successful marketing and sale of its products, the successful protection of its proprietary technologies, ability to grow into new markets, and compliance with government regulations. As of March 2021, the Company has not experienced a significant adverse impact to its business, financial condition or cash flows resulting from the COVID-19 pandemic. However, uncertainties regarding the continued economic impact of COVID-19 are likely to result in sustained market turmoil which could also negatively impact the Company's business, financial condition, and cash flows in the future. The Company has continually incurred losses and has an accumulated deficit. The Company continues to rely on current investors and the public markets to finance these losses through debt and/or equity issuances. These operating losses, working capital deficit and the outstanding debt create substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date these consolidated financial statements are issued. The Company is implementing plans to achieve cost savings and other strategic objectives to address these conditions. The Company expects cost savings from consolidation of third-party manufacturers, optimizing shipping and warehousing as well as overhead cost reductions. The business is focused on successful completion of capital raises and growing the most profitable channels while reducing investments in areas that are not expected to have long-term benefits. The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and payments of liabilities in the ordinary course of business. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount of and classification of liabilities that may result should the Company be unable to continue as a going concern.

Summary of Significant Accounting Policies

Cash and cash equivalents

Cash and cash equivalents include demand deposits held with banks and highly liquid investments with original maturities of ninety days or less at acquisition date. For purposes of reporting cash flows, the Company considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash and cash equivalents.

Restricted cash

The Company was required to maintain a restricted cash balance of less than $0.1 million and $0.2 million as of December 31, 2020 and 2019, respectively, associated with a business credit card and credit card clearance operations.

Accounts receivable and allowance for doubtful accounts

Accounts receivable consist of unpaid buyer invoices from the Company’s Retail customers and credit card payments receivable from third-party credit card processing companies. Accounts receivable is stated at the amount billed to customers, net of point of sale and cash discounts. The Company assesses the collectability of all receivables on an ongoing basis by considering its historical credit loss experience, current economic conditions, and other relevant factors. Based on this analysis, an allowance for doubtful accounts is recorded. The provision for doubtful accounts is included in general and administrative expense in the consolidated statements of operations. The Company recorded a $0.1 million allowance for doubtful accounts for the year ended December 31, 2020 and 2019, respectively.

Inventories

Inventories, primarily consisting of products available for sale and supplies, are valued using the first-in first-out (“FIFO”) method and are recorded at the lower of cost or net realizable value. Cost is determined on a standard cost basis and includes the purchase price, as well as inbound freight costs and packaging costs.

The Company regularly reviews inventory quantities on hand. Excess or obsolete reserves are established when inventory is estimated to not be sellable before expiration dates based on forecasted usage, product demand and product life cycle.  Additionally, inventory valuation reflects adjustments for anticipated physical inventory losses, such as shrink, that have occurred since the last physical inventory.

Property and equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets.

Expenditures for normal repairs and maintenance are charged to operations as incurred. The cost of property or equipment retired or otherwise disposed of and the related accumulated depreciation are removed from the property and equipment accounts in the year of disposal with the resulting gain or loss reflected in general and administrative expenses. Depreciation expense is included as a component of general and administrative expenses.

The Company assesses potential impairments of its property and equipment whenever events or changes in circumstances indicate that the asset’s carrying value may not be recoverable. An impairment charge would be recognized when the carrying amount of property and equipment is not recoverable and exceeds its fair value. The carrying amount of property and equipment is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the property and equipment.

Goodwill

Goodwill is evaluated for impairment either through a qualitative or quantitative approach annually, or more frequently if an event occurs or circumstances change that indicate the carrying value of a reporting unit may not be recoverable. If a quantitative assessment is performed that indicates the carrying amount of a reporting unit exceeds its fair market value, an impairment loss is recognized to reduce the carrying amount to its fair market value. The fair market value is determined based on a weighting of the present value of projected future cash flows (the “income approach”) and the use of comparative market approaches (“market approach”). Factors requiring significant judgment include, among others, the assumptions related to discount rates, forecasted operating results, long-term growth rates, the determination of comparable companies and market multiples. Changes in economic and operating conditions or changes in the Company's business strategies that occur after the annual impairment analysis may impact these assumptions and result in a future goodwill impairment charge, which could be material to our consolidated financial statements. Fair value measurements used in the impairment review of goodwill are Level 3 measurements. See further information about our policy for fair value measurements within this section below. See "Note 9 - Intangible assets, royalties, and goodwill" for additional information regarding the impairment test.

Intangible assets

Intangible assets acquired are carried at cost, less accumulated amortization. The Company reviews finite-lived intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable and any not expected to be recovered through undiscounted future net cash flows are written down to current fair value. Amortization expense is included as a component of general and administrative expenses.

Redeemable convertible preferred stock

In accordance with Financial Accounting Standards Board Accounting Standards Codification ("FASB ASC") Topic 480, “Distinguishing Liabilities from Equity (ASC 480)”, preferred stock issued with redemption provisions that are outside of the control of the Company or that contain certain redemption rights in a deemed liquidation event is required to be presented outside of stockholders’ deficit on the face of the consolidated balance sheet. The Company’s Redeemable Series E Convertible Preferred Stock (the “Series E”) contained redemption provisions that required it to be presented outside of stockholders’ deficit. The Company's Redeemable Series F Preferred Stock (the "Series F") contains redemption provisions that require it to be presented within stockholder's deficit.

Common Stock Warrants

Common stock warrants are recorded in accordance ASC 480 as either liabilities or as equity instruments, depending on the specific terms of the warrant agreement. Warrants classified as liabilities are revalued at each balance sheet date subsequent to the initial issuance and changes in the fair value are reflected in the consolidated statement of operations as change in fair value of warrant liability. Upon exercise, the warrant is marked to fair value at the conversion date and the related fair value is reclassified to equity.

Income taxes

Income taxes are recorded in accordance with FASB ASC Topic 740, “Income Taxes (ASC 740)”, which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the consolidated financial statement and tax bases of assets and liabilities and for loss and credit carryforwards using enacted tax rates anticipated to be in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if, based upon the weight of available evidence, it is more likely than not that some or all the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that some or all the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position, as well as consideration of the available facts and circumstances. As of December 31, 2020 and 2019, the Company does not have any significant uncertain income tax positions. If incurred, the Company would classify interest and penalties on uncertain tax positions as income tax expense.

The Company was incorporated on May 6, 2019. Prior to this date, the Company operated as a flow through entity for state and United States federal tax purposes. The Company files a U.S. federal and state income tax return, including for its wholly owned subsidiaries.

Revenue

The Company recognizes revenue to depict the transfer of promised goods to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods in accordance with the provisions of FASB ASC Topic 606, “Revenue from Contracts with Customers (ASC 606).”

In order to recognize revenue, the Company applies the following five (5) steps:

•Identify a customer along with a corresponding contract;
•Identify the performance obligation(s) in the contract to transfer goods to a customer;
•Determine the transaction price the Company expects to be entitled to in exchange for transferring promised goods to a customer;
•Allocate the transaction price to the performance obligation(s) in the contract; and
•Recognize revenue when or as the Company satisfies the performance obligation(s).

Generally, revenue is recognized when the product is shipped as this is when it has been determined that control has been transferred. Amounts billed and due from our customers are classified as receivables and require payment on a short-term basis.

Cost of goods sold

Cost of goods sold consists primarily of the cost of product obtained from third-party contract manufacturing plants, packaging materials and inventory freight for shipping product.

Advertising

The Company charges advertising costs to expense as incurred and such charges are included in sales and marketing expenses in the Consolidated Statements of Operations and Comprehensive Loss. Our advertising expenses consisting primarily of online advertising, search costs, email advertising, and radio advertising. In addition, with the acquisition of Halo, we reimburse our customers and third parties for in store activities and record these costs as sales and marketing expenses. Advertising costs were $5.8 million and $6.7 million for the years ended December 31, 2020 and 2019, respectively.

Customer service and warehousing

Customer service and warehousing include wages associated with customer service and fulfillment of DTC customer orders.

Operating leases

We determine if a contract or arrangement meets the definition of a lease at inception. The Company’s operating leases relate to real estate. For leases with terms greater than 12 months, the Company records the related asset and obligation at the present value of lease payments over the term. Lease renewal options are not included in the measurement of the right-of-use assets and right-of-use liabilities unless the Company is reasonably certain to exercise the optional renewal periods. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Additionally, the Company’s leases contain rent escalations over the lease term and the Company recognizes expense for these leases on a straight-line basis over the lease term. Some of the Company’s leases include rent escalations based on inflation indexes. The Company has elected to make the accounting policy election for short-term leases. Consequently, short-term leases are recorded as an expense on a straight-line basis over the lease term.

In addition to base rent, certain of our operating leases require variable payments of property taxes, insurance and common area maintenance. These variable lease costs, other than those dependent upon an index or rate, are expensed when the obligation for those payments is incurred.

The Company’s leases do not provide a readily available implicit rate. Therefore, the Company estimates the incremental borrowing discount rate based on information available at lease commencement. The discount rates used are indicative of a synthetic credit rating based on quantitative and qualitative analysis.

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy uses a framework which requires categorizing assets and liabilities into one of three levels based on the inputs used in valuing the asset or liability.

Level 1 inputs are unadjusted, quoted market prices in active markets for identical assets or liabilities.
Level 2 inputs are observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.
Level 3 inputs include unobservable inputs that are supported by little, infrequent or no market activity and reflect management’s own assumptions about inputs used in pricing the asset or liability.

Level 1 provides the most reliable measure of fair value, while Level 3 generally requires significant management judgment. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The Company’s financial instruments recognized on the Consolidated Balance Sheets consist of cash and cash equivalents, restricted cash, accounts receivable, prepaid deposits, accounts payable, short term loan, line of credit, subordinated convertible notes, accrued liabilities, other liabilities, and warrant liabilities. The warrant liability is remeasured at fair value each reporting period and represents a Level 3 financial instrument. The fair values for short term loan and PPP loans are deemed to be equivalent to their respective carrying values due to their relative short term nature. The fair value for the Company’s line of credit approximates carrying value as the instrument has a variable interest rate that approximates market rates. The fair values for the Notes Payable are determined by applying the income approach using a discounted cash flow model which primarily using unobservable inputs (Level 3).

Fair value measurements of non-financial assets and non-financial liabilities reflect Level 3 inputs and are primarily used to measure the estimated fair values of assets acquired and liabilities assumed in business combinations, for goodwill, other intangible assets and long-lived assets impairment analyses and the valuation of acquired intangibles.

Basic and diluted loss per share

Basic and diluted loss per share has been determined by dividing the net and comprehensive loss available to common stockholders for the applicable period by the basic and diluted weighted average number of shares outstanding, respectively. Common stock equivalents and incentive shares are excluded from the computation of diluted loss per share when their effect is anti-dilutive.

Share-based compensation

The Company recognizes compensation expense for all share–based payments in accordance with FASB ASC Topic 718, "Compensation – Stock Compensation (ASC 718)". The Company follows the fair value method of accounting for awards granted to employees, directors, officers and consultants. Share-based awards are measured at their estimated fair value on each respective grant date. The Company recognizes share-based payment expenses over the vesting period. The Company’s share-based compensation awards are subject only to service based vesting conditions. Pursuant to ASC 718-10-35-8, the Company recognizes compensation cost for stock awards with only service conditions that have a graded vesting schedule on a straight-line basis over the service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards. Forfeitures are accounted for as they occur.

Segment information

Operating segments are defined as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker ("CODM") in making decisions regarding resource allocation and assessing performance. The Company has viewed its operations and manages its business as one segment. The Company’s CODM reviews operating results on an aggregated basis. All the assets and operations of the Company are in the United States.

Recently Issued Accounting Pronouncements

The Company has reviewed the Accounting Standards Updates ("ASU"), accounting pronouncements and interpretations thereof issued by the FASB that have effective dates during the reporting period and in future periods.

Recently adopted

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement.” This new guidance removes certain disclosure requirements related to the fair value hierarchy, modifies existing disclosure requirements related to measurement uncertainty and adds new disclosure requirements. The new disclosure requirements include disclosing the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. This new guidance was effective for the Company beginning on January 1, 2020 and did not have a material impact on the Company’s condensed consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15 “Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40)” to amend ASU 2015-5 in an effort to provide additional guidance on the accounting for costs implementation activities performed in a cloud computing arrangement that is a service contract. The amendments in this update align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). The accounting for the service element of a hosting arrangement that is a service contract is not affected by the amendments in this update. The amendments in this update also require the entity to present the expense related to the capitalized implementation costs in the same line item in the statement of income as the fees associated with the hosting element (service) of the arrangement and classify payments for capitalizing implementation costs in the statement of cash flows in the same manner as payments made for fees associated with the hosting element. The entity is also required to present the capitalized implementation costs in the statement of financial position in the same line item that a prepayment for the fees of the associated hosting arrangement would be presented. The new standard was effective for the Company on January 1, 2020. The Company has no internal use software.

Issued but not yet adopted

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments - Credit Losses (Topic 326),” a new standard to replace the incurred loss impairment methodology under current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The standard is effective for the Company on January 1, 2023, and early adoption is permitted. The Company is currently evaluating the impact the new standard will have on its consolidated financial statements and does not expect the impact to be material.

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for the Company beginning January 1, 2021 with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This ASU provides optional expedient and exceptions for applying generally accepted accounting principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. In response to the concerns about structural risks of interbank offered rates (IBORs) and, particularly, the risk of cessation of the London Interbank Offered Rate (LIBOR), regulators in several jurisdictions around the world have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. Topic 848 provides companies with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates that are expected to be discontinued. The ASU can be adopted no later than December 1, 2022 with early adoption permitted. The Company is currently evaluating the impact the standard will have on its consolidated financial statements and related disclosures, as well as the potential impact of reference rate reform on our debt instruments.

In March 2020, FASB issued ASU 2020-03, Codification Improvement to Financial Instruments. This ASU improves and clarifies various financial instruments topics, including the current expected credit losses (CECL) standard issued in 2016. The ASU includes seven different issues that describe the areas of improvement and the related amendments to GAAP, intended to make the standards easier to understand and apply by eliminating inconsistencies and providing clarifications. The amendments have different effective dates. The Company is evaluating the impact the accounting guidance will have on its condensed consolidated financial statements and related disclosures.

In August 2020, FASB issued ASU 2020-06, Debt - Debt with Conversion and other Options (Subtopic 470-20) and Derivatives and Hedging - Accounting for Convertible Instruments and Contracts in an Entity's Own Equity. This ASU reduces the number of accounting models for convertible instruments, amends diluted EPS calculations for convertible instruments, and amends the requirements for a contract (or embedded derivative) that is potentially settled in an entity’s own shares to be classified in equity. This standard is effective for the Company beginning on January 1, 2024 with early adoption permitted. The Company is currently evaluating the impact of this standard on its condensed consolidated financial statements and related disclosures.